Statement of cash flows - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of cash flows
Cash receipts from customers		R 178,672	R 172,061	R 175,994
Cash paid to suppliers and employees		(135,795)	(127,992)	(121,321)
Cash generated by operating activities		42,877	44,069	54,673
Dividends received from equity accounted investments		1,702	1,539	887
Finance income received		1,565	1,464	1,633
Finance costs paid		(4,797)	(3,612)	(3,249)
Tax paid		(7,041)	(6,352)	(9,329)
Cash available from operating activities		34,306	37,108	44,615
Dividends paid		(7,952)	(8,628)	(10,680)
Cash retained from operating activities		26,354	28,480	33,935
Additions to non-current assets	[1]	(55,891)	(56,812)	(70,497)
Additions to property, plant and equipment		(714)	(390)	(4,304)
Additions to assets under construction		(52,635)	(59,892)	(69,422)
Additions to other intangible assets		(35)	(61)	(22)
(Decrease)/increase in capital project related payables		(2,507)	3,531	3,251
Additional cash contributions to equity accounted investments		(164)	(444)	(548)
Proceeds on disposals and scrappings		2,316	788	569
Net cash disposed of on disposal of businesses		(36)
Purchase of investments		(124)	(96)	(223)
Proceeds from sale of investments		114	28	171
Increase in long-term receivables		(194)	(141)	(506)
Cash used in investing activities		(53,979)	(56,677)	(71,034)
Share capital issued on implementation of share options				54
Dividends paid to non-controlling shareholders in subsidiaries		(725)	(989)	(1,296)
Proceeds from long-term debt		24,961	9,277	34,008
Repayment of long-term debt		(9,199)	(2,364)	(3,120)
Proceeds from short-term debt		1,957	4,033	2,901
Repayment of short-term debt		(2,607)	(1,410)	(3,369)
Cash generated by financing activities		14,387	8,547	29,178
Translation effects on cash and cash equivalents		954	(3,207)	7,069
Decrease in cash and cash equivalents		(12,284)	(22,857)	(852)
Cash and cash equivalents at the beginning of the year		29,323	52,180	53,032
Cash and cash equivalents at the end of the year		R 17,039	R 29,323	R 52,180

[1]	Additions to non-current assets, including capital accruals, amounts to R53 384 million (2017 - R60 343 million; 2016 - R73 748 million)